LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
16.	LONG-TERM DEBT

The company’s long-term debt at December 31 is listed below.

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Recourse
Floating rate senior secured notes, due September 2016 (US$19.4 million; December 31, 2012 – US$35.0 million)	$20.2	$33.9	$33.4
Senior secured notes, 11.0% due October 2017 (US$250.0 million)	265.9	248.7	245.9
	286.1	282.6	279.3
Revolving asset-based loan facility of up to $175.0 million due July 2017	10.6	24.0	64.0
Capital lease obligations	7.1	8.2	8.5
	303.8	314.8	351.8
Non-recourse (note 8)
First mortgage bonds, 6.447% due July 2016	–	95.0	95.0
Subordinated promissory notes	–	18.8	18.8
	–	113.8	113.8
Total debt	303.8	428.6	465.6
Less: current portion	(2.0)	(6.6)	(6.7)
Total long-term debt	$301.8	$422.0	$458.9

Significant changes to long-term debt in 2013

The company made an offer to purchase US$20.0 million of the Floating Rate Notes outstanding from the net proceeds that arose from the sale of its interest in PREI. The offer, which expired on April 24, 2013, was accepted by noteholders representing US$15.6 million of the Floating Rate Notes.

The company derecognized its non-recourse debt, consisting of the first mortgage bonds and subordinated promissory notes owed by PREI, on the sale of its interest in PREI on March 20, 2013 as disclosed in note 7, Variable interest entities. The company is no longer the primary beneficiary of this VIE subsequent to the date of sale, and therefore, will no longer consolidate PREI’s debt.

The company renewed certain master equipment leases for an additional ten years. This resulted in a reclassification in the quarter of the principal amount outstanding on its capital leases from current to long-term.

Significant changes to long-term debt in 2012

On September 13, 2012 as part of the implementation of the Plan and emergence from creditor protection, the Successor company issued US$250.0 million of new senior secured notes (2017 Notes). The 2017 Notes, issued to holders of the Predecessor company’s 2016 Notes, have a maturity date of October 30, 2017, and bear interest, payable semi-annually, at a rate of 11% per annum in cash or, at the option of the company, 13% per annum payable 7.5% cash and 5.5% payment-in-kind (PIK). The PIK portion of the interest will consist of newly issued senior secured notes that will be governed by the indentures of the 2017 Notes and will have identical maturity, covenants, interest, collateral and other characteristics as the 2017 Notes. To date, the company has elected to pay interest due on the 2017 Notes in cash.

On September 13, 2012 the company secured exit financing consisting of a new ABL Facility and the issuance of Floating Rate Notes. The $175.0 million ABL Facility, which replaced the DIP Credit Facility the company had access to while under creditor protection, matures on the earlier of July 31, 2017, and 90 days prior to maturity of any significant debt. A financial covenant requires the company to maintain a minimum fixed charge coverage ratio of 1.0:1.0 if excess availability under the Facility is below $22 million.

The US$35.0 million Floating Rate Notes have a maturity date of September 13, 2016, and can be prepaid in whole or in part at any time prior to September 13, 2013, at a redemption price of 103%, on or after September 13, 2013, and prior to September 13, 2014, at a redemption price of 102%, and on or after September 13, 2014, at a redemption price of 100% of the aggregate principal amount outstanding. The Floating Rate Notes bear interest, payable quarterly, at 10.0% plus three-month LIBOR per annum, with a floor set for the floating LIBOR component of 3.0%.

The company secured a DIP Credit Facility, which replaced its former ABL Facility, as part of the creditor protection proceedings. The DIP Credit Facility had an 18-month maturity and a maximum draw of approximately $175 million. Maximum availability was subject to certain terms and conditions that the DIP lenders agreed to provide to Catalyst during the CCAA proceedings. The security for the DIP Credit Facility consisted of a first charge on the accounts receivable, inventory and cash of the company (collectively, the DIP First Charge Collateral) and a second charge on the 2016 Notes First Charge Collateral.

Significant terms, conditions and covenants

The indentures governing the company’s senior notes contain customary restrictive covenants, including restrictions on incurring additional indebtedness, certain restricted payments, including dividends and investments in other persons, the creation of liens, sale and leaseback transactions, certain amalgamations, mergers, consolidations and the use of proceeds arising from certain sales of assets and certain transactions with affiliates. Collateral provided on the 2017 Notes consists of a first charge on substantially all of the assets of the company, other than (i) a senior collateral charge on the Floating Rate Notes, and (ii) the ABL First Charge Collateral, as described below (2017 Notes First Charge Collateral), and a second charge on the senior collateral charge on the Floating Rate Notes and the ABL First Charge Collateral. The Floating Rate Notes are secured by a charge on the assets of the company that ranks senior to the lien securing the 2017 Notes (Floating Rate Notes First Charge Collateral). The indentures governing the Floating Rate Notes and 2017 Notes limit the ability of the company to incur debt, other than permitted debt, while the company cannot meet a fixed charge coverage ratio of 2.0:1.0. The company’s fixed charge coverage ratio under these indentures, calculated on a 12-month trailing average, was 1.0:1.0 at December 31, 2013 (December 31, 2012 – 0.9:1.0; September 30, 2012 – 0.4:1.0).

The company cannot make any restricted payments, including paying any dividends, except to the extent the balance in its restricted payments basket is positive. The restricted payments basket under the 2017 Notes was negative $45.8 million as at December 31, 2013 (December 31, 2012 – negative $33.6 million; September 30, 2012 – $nil).

The security for the ABL Facility consists of a first charge on accounts receivable, inventory and cash of the company (ABL First Charge Collateral) and a second charge on the 2017 Notes First Charge Collateral. Availability under the ABL Facility is determined by a borrowing base calculated primarily on eligible accounts receivable and eligible inventory, less certain reserves. The borrowing base at December 31, 2013, included reserves for a landlord waiver reserve in respect of rent of approximately $2.0 million, a pension reserve not exceeding the sum of normal cost pension contributions, special and catch-up payments and any other payments in respect of a Canadian pension plan that are past due of approximately $1.3 million, a reserve for credit insurance deductibles of $1.9 million, a reserve of $1.6 million for employee source deductions, and a reserve for workers compensation of $0.3 million.  On December 31, 2013 the company had $110.5 million available under the ABL Facility after deducting outstanding drawings of $10.6 million and outstanding letters of credit of $19.3 million, before potential application of the springing fixed charge coverage ratio. The company also had cash on hand of $12.1 million on December 31, 2013.

The company was in compliance with its covenants under the ABL Facility and under each of the indentures governing its outstanding senior notes on December 31, 2013.

Scheduled total debt repayments

Recourse debt
2014	$2.0
2015	0.4
2016	21.1
2017	278.8
2018	1.9
Thereafter	–
$304.2

The company’s long-term debt is recorded at amortized cost. The following table provides information about management’s best estimate of the fair value of the company’s debt:

	Successor
	December 31,				September 30,
	2013		2012		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
Recourse	$303.8	$212.5	$314.8	$262.5	$351.8	$351.8
Non-recourse	–	–	113.8	113.8	113.8	113.8

The fair value of the company’s long-term recourse debt related to its senior notes is determined based on quoted market prices of identical debt instruments (level 1 fair value measurement). The fair value of the company’s recourse debt related to the ABL Facility is measured by discounting the respective cash flows at quoted market rates for similar debt having the same maturity (level 2 fair value measurement). In measuring fair value, the company incorporates credit valuation adjustments to appropriately reflect its own non-performance risk, where appropriate.